SHAREHOLDERS' EQUITY - Narrative (Details) - USD ($)	1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2017	Apr. 08, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 05, 2019	Jun. 04, 2019	Jan. 28, 2019	Jan. 27, 2019	Dec. 11, 2018	Dec. 10, 2018
Class of Stock [Line Items]
Common shares, outstanding (shares)	7,374,159		7,373,989	25,661,915	7,374,159				7,373,989	73,741,595
Common shares, par value (in dollars per share)	$ 0.10			$ 0.01	$ 0.10		$ 0.01	$ 0.10	$ 0.10	$ 0.01	$ 0.10
Issued and paid-up share capital							$ 190,151	$ 1,901,512
Cancellation of paid-up share capital of each issued share (in dollars per share)							$ 0.09
Number of fully paid-up shares for each share (in shares)							1
Common shares, authorized (shares)	35,000,000			350,000,000	35,000,000		350,000,000	35,000,000			35,000,000
Authorized share capital											$ 4,000,000	$ 2,000,000
Common shares authorized value											$ 3,500,000
Preferred shares, authorized (shares)	50,000,000			50,000,000	50,000,000						50,000,000
Preferred shares, par value (in dollars per share)	$ 0.01			$ 0.01	$ 0.01						$ 0.01
Preferred shares authorized value											$ 500,000
Proceeds from issuance of common stock			$ 0	$ 0	$ 4,945,000	$ 48,336,000
Private Placement
Class of Stock [Line Items]
Aggregate common shares issued in private placement (in shares)	1,175,474
Common stock price (in dollars per share)	$ 4.20				$ 4.20
Proceeds from issuance of private placement	$ 4,900,000
Underwritten Public Follow-on Offering
Class of Stock [Line Items]
Common shares issued during period (in shares)		4,130,000
Proceeds from issuance of common stock		$ 48,300,000